OTHER NON-CURRENT LIABILITIES - Other Non-Current Liabilities by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pascua-Lama
Disclosure of detailed information about other non-current liabilities [Line Items]
Deposit on agreement	$ 162	$ 158
Bulyanhulu and Buzwagi [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Shareholder loan	82	118
Pueblo Viejo [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Deposit on agreement	398	415
Shareholder loan	383	318
Revenues from streaming arrangements
Revenue	1,118	1,303
Pueblo Viejo [Member] | Royal Gold
Revenues from streaming arrangements
Revenue	36	40
Other liabilities (note 29)	1,241	1,329
Revenue	11,397	11,013
Subsidiaries
Disclosure of detailed information about other non-current liabilities [Line Items]
Long-term income tax payable	165	200
Provision for offsite remediation	34	32
Other non-current financial liabilities	$ 17	$ 88